Financial Risks - Schedule of Credit Risk Concentration - Mortgage Loans (Detail) - Mortgage loans [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 37,750	€ 36,240
Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	69	69
Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,383	3,993
Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,266	871
Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,395	1,343
Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,583	1,466
Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	302	292
Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28,752	28,207
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,956	8,002
Americas [member] | Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	69	69
Americas [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,383	3,993
Americas [member] | Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,266	871
Americas [member] | Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,395	1,342
Americas [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,575	1,457
Americas [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	258	258
Americas [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9	12
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28,793	28,237
The Netherlands [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8	9
The Netherlands [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	43	35
The Netherlands [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28,742	28,193
Southern & Eastern Europe [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Southern & Eastern Europe [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	259	337
Past due and impaired [member] | Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		15
Past due and impaired [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	94	92
Past due and impaired [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Past due and impaired [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	2
Past due and impaired [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 163	€ 227